Not FDIC Insured May Lose Value No Bank Guarantee
TLTDF-Q3PH

Consolidated Schedule of
Investments (unaudited)
Templeton Dragon Fund, Inc. 2
Notes to Consolidated Schedule of Investments 6

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited), September 30, 2025
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.1%
Air Freight & Logistics 0.6%
a
SF Holding Co. Ltd., H ............................... China 436,800 $ 2,084,029
Automobile Components 4.6%
b
Fuyao Glass Industry Group Co. Ltd., A ................... China 966,922 9,981,997
c
Fuyao Glass Industry Group Co. Ltd., H, 144A, Reg S ........ China 150,400 1,514,961
d
Hesai Group, B ..................................... China 145,000 4,151,402
15,648,360
Automobiles 2.1%
b
BYD Co. Ltd., A ..................................... China 213,050 3,285,755
BYD Co. Ltd., H .................................... China 135,141 1,910,174
Geely Automobile Holdings Ltd. ......................... China 832,065 2,090,334
7,286,263
Banks 5.0%
China Construction Bank Corp., H ....................... China 6,603,544 6,333,897
b
China Merchants Bank Co. Ltd., A ....................... China 763,800 4,343,351
China Merchants Bank Co. Ltd., H ....................... China 622,570 3,726,066
Industrial & Commercial Bank of China Ltd., H .............. China 4,018,000 2,958,636
17,361,950
Beverages 3.3%
b
Eastroc Beverage Group Co. Ltd., A ..................... China 65,000 2,777,620
b
Kweichow Moutai Co. Ltd., A ........................... China 32,445 6,593,945
b
Wuliangye Yibin Co. Ltd., A ............................ China 121,588 2,079,017
11,450,582
Biotechnology 2.3%
c,d
Innovent Biologics, Inc., 144A, Reg S .................... China 452,519 5,634,373
d
Nanjing Leads Biolabs Co. Ltd., H ....................... China 253,111 2,275,152
7,909,525
Broadline Retail 10.9%
Alibaba Group Holding Ltd. ............................ China 1,523,292 34,067,080
JD.com, Inc., A ..................................... China 88,493 1,550,443
d
PDD Holdings, Inc., ADR .............................. China 15,367 2,031,056
37,648,579
Capital Markets 3.3%
e
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 201,725 11,452,040
Chemicals 2.6%
b
Guangzhou Tinci Materials Technology Co. Ltd., A ........... China 633,280 3,408,127
b
Sunresin New Materials Co. Ltd., A ...................... China 426,414 3,466,535
Sunresin New Materials Co. Ltd., A . ..................... China 237,050 1,927,100
8,801,762
Construction Materials 0.6%
West China Cement Ltd. .............................. China 5,000,000 2,113,346
Distributors 1.6%
d
GigaCloud Technology, Inc., A .......................... Hong Kong 192,557 5,468,619
Diversified Consumer Services 1.0%
d
New Oriental Education & Technology Group, Inc. ........... China 461,611 2,463,887
d
New Oriental Education & Technology Group, Inc., ADR ...... China 20,000 1,061,400
3,525,287

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 7.2%
b
Contemporary Amperex Technology Co. Ltd., A ............. China 97,064 $ 5,504,833
b,d
GoodWe Technologies Co. Ltd., A ....................... China 103,125 939,880
Harbin Electric Co. Ltd., H ............................. China 3,418,099 5,159,156
b
Hongfa Technology Co. Ltd., A .......................... China 1,617,293 5,999,764
b
NARI Technology Co. Ltd., A ........................... China 296,943 959,493
Sieyuan Electric Co. Ltd., A ............................ China 152,500 2,337,889
b
Sieyuan Electric Co. Ltd., A . ........................... China 262,600 4,025,768
24,926,783
Electronic Equipment, Instruments & Components 3.9%
Luxshare Precision Industry Co. Ltd., A ................... China 315,031 2,877,578
Wasion Holdings Ltd. ................................ Hong Kong 2,916,000 4,751,364
b
WUS Printed Circuit Kunshan Co. Ltd., A .................. China 549,510 5,699,406
13,328,348
Entertainment 1.9%
NetEase, Inc. ...................................... China 210,098 6,381,173
Food Products 2.6%
b
Inner Mongolia Yili Industrial Group Co. Ltd., A ............. China 463,800 1,780,097
Yantai China Pet Foods Co. Ltd., A ...................... China 100,000 749,042
b
Yantai China Pet Foods Co. Ltd., A . ..................... China 838,700 6,282,214
8,811,353
Ground Transportation 1.0%
Full Truck Alliance Co. Ltd., ADR ........................ China 250,673 3,251,229
Health Care Equipment & Supplies 0.6%
b
Shenzhen New Industries Biomedical Engineering Co. Ltd., A .. China 224,388 2,158,235
Hotels, Restaurants & Leisure 5.5%
a,d
Luckin Coffee, Inc., ADR .............................. China 148,868 5,658,473
Trip.com Group Ltd. ................................. China 120,330 9,125,533
Trip.com Group Ltd., ADR ............................. China 35,000 2,632,000
a
Yum China Holdings, Inc. ............................. China 37,363 1,603,620
19,019,626
Household Durables 3.2%
b
Haier Smart Home Co. Ltd., A .......................... China 253,700 905,048
Midea Group Co. Ltd., A .............................. China 80,600 824,226
b
Midea Group Co. Ltd., A . ............................. China 691,316 7,069,487
Midea Group Co. Ltd., H .............................. China 203,333 2,145,902
10,944,663
Independent Power and Renewable Electricity Producers 2.7%
b
China Yangtze Power Co. Ltd., A ........................ China 2,439,020 9,339,674
Insurance 3.6%
PICC Property & Casualty Co. Ltd., H .................... China 4,014,524 9,056,179
b
Ping An Insurance Group Co. of China Ltd., A .............. China 258,400 2,005,553
Ping An Insurance Group Co. of China Ltd., H .............. China 194,582 1,323,759
12,385,491
Interactive Media & Services 12.4%
JOYY, Inc., ADR .................................... China 32,330 1,894,861
Tencent Holdings Ltd. ................................ China 478,491 40,772,028
42,666,889

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 1.8%
b
Focus Media Information Technology Co. Ltd., A ............ China 5,553,116 $ 6,303,709
Metals & Mining 2.1%
CMOC Group Ltd., H ................................. China 1,486,211 2,995,857
d
Zijin Gold International Co. Ltd. ......................... Hong Kong 271,074 4,200,942
7,196,799
Oil, Gas & Consumable Fuels 0.5%
a
CGN Mining Co. Ltd. ................................. China 4,600,000 1,860,348
Pharmaceuticals 2.3%
c,d
Antengene Corp. Ltd., 144A, Reg S ...................... China 1,900,000 1,640,155
b
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A ............... China 608,627 6,121,613
7,761,768
Real Estate Management & Development 0.5%
a
KE Holdings, Inc., ADR ............................... China 86,022 1,634,418
Semiconductors & Semiconductor Equipment 0.7%
b
OmniVision Integrated Circuits Group, Inc., A ............... China 107,700 2,296,516
Specialty Retail 1.2%
c
Pop Mart International Group Ltd., 144A, Reg S ............ China 121,581 4,164,373
Technology Hardware, Storage & Peripherals 4.5%
c,d
Xiaomi Corp., B, 144A, Reg S .......................... China 2,223,611 15,453,979
Total Common Stocks (Cost $ 202,214,028) ...................................
330,635,716
Escrows and Litigation Trusts 0.0%
†
b,d,f
Kangmei Pharmaceutical Co. Ltd., Escrow Account .......... China 599,831 84,264
Total Escrows and Litigation Trusts (Cost $–) .................................
84,264
Total Long Term Investments (Cost $202,214,028) .............................
330,719,980
a
Short Term Investments 4.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.0%
g,h
Franklin Institutional U.S. Government Money Market Fund,
4.094% ......................................... United States 13,952,791 13,952,791
Total Money Market Funds (Cost $13,952,791) ................................
13,952,791

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
See Notes to Consolidated Schedule of Investments. Quarterly Consolidated Schedule of Investments

See Abbreviations on page 9 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
g,h
Franklin Institutional U.S. Government Money Market Fund,
4.094% ......................................... United States 1,000,634 $ 1,000,634
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,000,634) ..........................................................
1,000,634
Total Short Term Investments (Cost $14,953,425 ) ..............................
14,953,425
a
Total Investments (Cost $217,167,453) 100.4% ................................
$345,673,405
Other Assets, less Liabilities (0.4)% .........................................
(1,357,228)
Net Assets 100.0% .........................................................
$344,316,177
a a a
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is on loan at September 30, 2025.
b
The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 4.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $28,407,841, representing 8.3% of net assets.
d
Non-income producing.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
1. Organization
Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Directors (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2025, the Fund held investments in affiliated management investment companies as follows:
4. Investments in Templeton China Opportunities Fund, Ltd. (China Fund)
The Fund invests in certain China A-shares through its investment in the China Fund. The China Fund is a Cayman Islands
exempted company, and is a wholly-owned subsidiary of the Templeton Dragon Fund, and is able to invest directly in China
A-shares consistent with the investment objective of the Templeton Dragon Fund. At September 30, 2025, the China Fund’s
investments as well as any other assets and liabilities of the China Fund are reflected in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. All intercompany transactions and balances have been eliminated. At September 30, 2025, the net assets of the China Fund were $110,323,005, representing 32% of the Fund’s consolidated net assets.
The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered Qualified Foreign Institutional Investor (QFII) for the China Fund. Investment decisions related to the China Fund
A-shares are specific to the Fund and it bears the resultant economic and tax consequences of its holdings and transactions in
A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Dragon Fund, Inc.
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $12,194,527 $77,325,960 $(75,567,696) $— $— $13,952,791 13,952,791 $209,640
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $890,660 $16,390,225 $(16,280,251) $— $— $1,000,634 1,000,634 $31,277
Total Affiliated Securities ... $13,085,187 $93,716,185 $(91,847,947) $— $— $14,953,425 $240,917
2. Financial Instrument Valuation
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ — $ 2,084,029 $ — $ 2,084,029
Automobile Components ................. 4,151,402 11,496,958 — 15,648,360
Automobiles .......................... 2,090,334 5,195,929 — 7,286,263
Banks ............................... — 17,361,950 — 17,361,950
Beverages ........................... — 11,450,582 — 11,450,582
Biotechnology ......................... 2,275,152 5,634,373 — 7,909,525
Broadline Retail ....................... 2,031,056 35,617,523 — 37,648,579
Capital Markets ........................ — 11,452,040 — 11,452,040
Chemicals ........................... — 8,801,762 — 8,801,762
Construction Materials .................. — 2,113,346 — 2,113,346
Distributors ........................... 5,468,619 — — 5,468,619
Diversified Consumer Services ............ 1,061,400 2,463,887 — 3,525,287
Electrical Equipment .................... — 24,926,783 — 24,926,783
Electronic Equipment, Instruments &
Components ........................ 4,751,364 8,576,984 — 13,328,348
Entertainment ......................... — 6,381,173 — 6,381,173
Food Products ........................ — 8,811,353 — 8,811,353
Ground Transportation .................. 3,251,229 — — 3,251,229
Health Care Equipment & Supplies ......... — 2,158,235 — 2,158,235
Hotels, Restaurants & Leisure ............. 9,894,093 9,125,533 — 19,019,626
Household Durables .................... — 10,944,663 — 10,944,663
Independent Power and Renewable Electricity
Producers .......................... — 9,339,674 — 9,339,674
Insurance ............................ — 12,385,491 — 12,385,491
Interactive Media & Services .............. 1,894,861 40,772,028 — 42,666,889
Media ............................... — 6,303,709 — 6,303,709
Metals & Mining ....................... 4,200,942 2,995,857 — 7,196,799
Oil, Gas & Consumable Fuels ............. — 1,860,348 — 1,860,348
Pharmaceuticals ....................... — 7,761,768 — 7,761,768
Real Estate Management & Development .... 1,634,418 — — 1,634,418
Semiconductors & Semiconductor Equipment . — 2,296,516 — 2,296,516
Specialty Retail ........................ — 4,164,373 — 4,164,373
Technology Hardware, Storage & Peripherals . — 15,453,979 — 15,453,979
Escrows and Litigation Trusts ............... — — 84,264 84,264

Templeton Dragon Fund, Inc.
Notes to Consolidated Schedule of Investments (unaudited)

Quarterly Consolidated Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc. (continued)
Assets: (continued)
Investments in Securities: (continued)
Short Term Investments ................... $ 14,953,425 $ — $ — $ 14,953,425
Total Investments in Securities ........... $57,658,295 $287,930,846
a
$84,264 $345,673,405
a
Includes foreign securities valued at $287,930,846, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.